Supplemental Guarantor Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash (used in)/provided by operating activities	$ (120.2)	$ 68.2	$ (86.3)
Cash flows from investing activities:
Decrease in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of equity method investment	(20.0)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500.0	4.3
Net cash provided by/(used in) investing activities	660.5	(216.0)	(56.8)
Cash flows from financing activities:
Issue of share capital			868.0
Proceeds from employee stock issuances	6.3	1.8	4.0
Repayment of loans	(697.3)	(455.0)	(867.8)
Net proceeds from debt issuances		187.1	603.0
Repayment of government grants			(5.4)
Excess tax benefit from share-based compensation			2.3
Net cash (used in)/provided by financing activities	(691.0)	(266.1)	604.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(150.8)	(414.0)	461.2
Cash and cash equivalents at beginning of year	422.5	836.5	375.3
Cash and cash equivalents at end of year	271.7	422.5	836.5
Elan Finance Plc [Member]
Net cash (used in)/provided by operating activities	697.4	259.8	264.4
Cash flows from financing activities:
Repayment of loans	(697.3)	(455.0)	(867.8)
Net proceeds from debt issuances		187.1	603.0
Net cash (used in)/provided by financing activities	(697.3)	(267.9)	(264.8)
Net (decrease)/increase in cash and cash equivalents	0.1	(8.1)	(0.4)
Cash and cash equivalents at beginning of year	1.7	9.8	10.2
Cash and cash equivalents at end of year	1.8	1.7	9.8
Parent Company [Member]
Net cash (used in)/provided by operating activities	(5.8)	(5.0)	(869.9)
Cash flows from financing activities:
Issue of share capital			868.0
Proceeds from employee stock issuances	6.3	1.8	4.0
Net cash (used in)/provided by financing activities	6.3	1.8	872.0
Net (decrease)/increase in cash and cash equivalents	0.5	(3.2)	2.1
Cash and cash equivalents at beginning of year	0.3	3.5	1.4
Cash and cash equivalents at end of year	0.8	0.3	3.5
Guarantor Subsidiaries [Member]
Net cash (used in)/provided by operating activities	(826.2)	(176.2)	519.3
Cash flows from investing activities:
Decrease in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500.0	4.3
Net cash provided by/(used in) investing activities	680.5	(216.0)	(56.8)
Cash flows from financing activities:
Intercompany investments/capital contributions		(0.9)	(399.7)
Loans to group undertakings	132.1	251.0
Repayment of government grants			(5.4)
Excess tax benefit from share-based compensation			2.3
Net cash (used in)/provided by financing activities	132.1	250.1	(402.8)
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(13.7)	(142.2)	59.9
Cash and cash equivalents at beginning of year	279.4	421.6	361.7
Cash and cash equivalents at end of year	265.7	279.4	421.6
Non-Guarantor Subsidiaries [Member]
Net cash (used in)/provided by operating activities	14.4	(10.4)	(0.1)
Cash flows from investing activities:
Purchase of equity method investment	(20.0)
Net cash provided by/(used in) investing activities	(20.0)
Cash flows from financing activities:
Intercompany investments/capital contributions		0.9	399.7
Loans to group undertakings	(132.1)	(251.0)
Net cash (used in)/provided by financing activities	(132.1)	(250.1)	399.7
Net (decrease)/increase in cash and cash equivalents	(137.7)	(260.5)	399.6
Cash and cash equivalents at beginning of year	141.1	401.6	2.0
Cash and cash equivalents at end of year	3.4	141.1	401.6
Elimination Adjustments [Member]
Net cash (used in)/provided by operating activities
Cash flows from investing activities:
Decrease in restricted cash
Proceeds from disposal of property, plant and equipment
Purchase of property, plant and equipment
Purchase of intangible assets
Purchase of non-current investment securities
Sale of non-current investment securities
Sale of current investment securities
Proceeds from business disposals
Net cash provided by/(used in) investing activities
Cash flows from financing activities:
Issue of share capital
Proceeds from employee stock issuances
Repayment of loans
Net proceeds from debt issuances
Intercompany investments/capital contributions
Loans to group undertakings
Repayment of government grants
Excess tax benefit from share-based compensation
Net cash (used in)/provided by financing activities
Effect of exchange rate changes on cash
Net (decrease)/increase in cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year